Value of Business Acquired	12 Months Ended
Dec. 31, 2017
Value of Business Acquired

(13)	Value of Business Acquired
VOBA at December 31 and the changes in the balance for the years then ended are as follows:

	2017	2016	2015
Balance, beginning of year	$—	—	—
Interest	64	127	210
Amortization	(1,857)	(1,619)	(2,950)
Change in shadow VOBA	1,793	1,492	2,740
Balance, end of year	$—	—	—
The net amortization of the VOBA in each of the next five years is expected to be as follows:

2018	$1,923
2019	785
2020 and beyond	—
Total	$2,708
Accumulated amortization of VOBA is $244,692 and $242,835 as of December 31, 2017 and 2016, respectively.